STRONG MONEY MARKET FUND, INC.


                  Supplement to Prospectus and
               Statement of Additional Information
                       Dated March 1, 1996


On March 6, 1996, the Registrant filed a "Certification of No Change in Definitive Materials" according to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act") (Accession Number 0000355416-96-000007). In this filing, the
Registrant certified that no changes had been made in its prospectus and statement of additional information since the filing of Registrant's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A, which was filed on February 27, 1996 (Accession Number 0000950124-96-000865).

Also  on  March  6,  1996, the Registrant's  EDGAR  filing  agent
erroneously   filed  Definitive  Materials  for  the   Registrant
according to Rule 497 under the Securities Act (Accession  Number
0000950137-96-000177).

The  Registrant's  "Certification  of  No  Change  in  Definitive
Materials"  is true and correct and, in all respects,  supersedes
the   erroneous  filing  of  Definitive  Materials  made  by  the
Registrant's EDGAR filing agent.


          The date of this Supplement is March 7, 1996.